CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Current assets:
Cash and cash equivalents	¥ 4,962,660	$ 712,842	¥ 3,540,031	$ 508,494
Time deposits	1,844,558	264,954	749,385
Accounts receivable, net	744,845	106,990	324,392
Receivables due from related parties	195,290	28,052
Prepayments and other current assets	1,315,901	189,017	990,851
Short-term investments	1,260,810	181,104	945,338
Total current assets	10,324,064	1,482,959	6,549,997
Non-current assets:
Property and equipment, net	516,087	74,131	394,898
Production cost, net	443,533	63,710	204,231
Intangible assets, net	1,657,333	238,061	1,419,435
Deferred tax assets	10,479	1,505
Goodwill	1,012,026	145,368	941,488
Long-term investments, net	1,251,129	179,713	979,987
Other long-term assets	301,916	43,368
Total non-current assets	5,192,503	745,856	3,940,039
Total assets	15,516,567	2,228,815	10,490,036
Current liabilities:
Accounts payable (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB1,078.1 million and RMB1,454.9 million as of December 31, 2018 and 2019, respectively)	1,904,042	273,499	1,307,598
Salary and welfare payable (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB94.7 million and RMB128.3 million as of December 31, 2018 and 2019, respectively)	355,936	51,127	246,815
Taxes payable (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB27.2 million and RMB33.6 million as of December 31, 2018 and 2019, respectively)	67,856	9,747	38,505
Deferred revenue (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB937.1 million and RMB1,234.5 million as of December 31, 2018 and 2019, respectively)	1,369,000	196,645	985,143
Accrued liabilities and other payables (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB318.6 million and RMB222.1 million as of December 31, 2018 and 2019, respectively)	575,763	82,702	670,442
Amount due to related parties (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB23.1 million and nil as of December 31, 2018 and 2019, respectively)	0		50,331
Total current liabilities	4,272,597	613,720	3,298,834
Non-current liabilities:
Long-term debt	3,414,628	490,481
Other long-term liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary of nil and RMB23.1 million as of December 31, 2018 and 2019, respectively)	192,882	27,704
Total non-current liabilities	3,607,510	518,185
Total liabilities	7,880,107	1,131,905	3,298,834
Commitments and contingencies
Shareholder's equity
Ordinary shares			1,647,711
Additional paid-in capital	10,718,190	1,539,572	9,459,546
Statutory reserves	13,463	1,934	7,666
Accumulated other comprehensive income	466,229	66,970	326,077
Accumulated deficit	(4,145,606)	(595,479)	(2,842,690)
Total Bilibili Inc.'s shareholders' equity	7,052,484	1,013,027	6,950,796
Noncontrolling interests	583,976	83,883	240,406
Total shareholders' equity	7,636,460	1,096,910	7,191,202
Total liabilities and shareholders' equity	15,516,567	2,228,815	10,490,036
Class Y Ordinary Shares
Shareholder's equity
Ordinary shares	53	8	53
Class Z Ordinary Shares
Shareholder's equity
Ordinary shares	¥ 155	$ 22	¥ 144